Cover Page Document	Jul. 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 10, 2023
Entity Registrant Name	NanoString Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35980
Entity Tax Identification Number	20-0094687
Entity Address, Address Line One	530 Fairview Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	206
Local Phone Number	378-6266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NSTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001401708